Income tax benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Disclosure of tax benefit (expense)

(in thousands of USD)	2025	2024	2023
Current tax
Current period	(4,074)	(7,660)	(4,889)
Changes related to prior years	1,367	1,616	7
Total current tax	(2,707)	(6,044)	(4,881)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	27	(243)	(1,146)
Other	(7,505)	4,394	18
Total deferred tax	(7,478)	4,151	(1,128)

Total tax benefit/(expense)	(10,185)	(1,893)	(6,009)

Disclosure of reconciliation of effective tax

Reconciliation of effective tax	2025		2024		2023
Profit (loss) before tax		149,327		872,722		864,036

Tax at domestic rate	(25.00)%	(37,332)	(25.00)%	(218,181)	(25.00)%	(216,009)
Effects on tax of :
Losses not subject to tax		(7,240)		(2,879)		—
Tax exempt profit / loss		(8,778)		(502)		(4,535)
Tax adjustments for previous years		6,023		1,979		7
Loss for which no DTA (*) has been recognized		(627)		28,686		7,586
Non-deductible expenses		(9,893)		(7,605)		(1,602)
Use of previously unrecognized tax losses and tax credits		—		—		5,283
Effect of Tonnage Tax regime		43,339		185,784		195,768
Effect of share of profit of equity-accounted investees		(221)		94		(5)
Effects of tax regimes in foreign jurisdictions		4,543		10,731		7,498
Total taxes	(6.82)%	(10,185)	(0.22)%	(1,893)	(0.70)%	(6,009)

* Deferred Tax Asset